Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule Of Right Of Use Assets
	As at December 31, 2025
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	45,195	(2,299)	5,885	48,781
PRMS facility	13,208	(1,262)	1,228	13,174
Offices	8,480	(2,135)	613	6,958
Long-term deferred expenses	108,574	(1,571)	24,611	131,614
	175,457	(7,267)	32,337	200,527

	As at December 31, 2024
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	91,493	(3,572)	(42,726)	45,195
PRMS facility	14,534	(1,229)	(97)	13,208
Offices	10,950	(2,327)	(143)	8,480
Long-term deferred expenses	57,538	(1,466)	52,502	108,574
	174,515	(8,594)	9,536	175,457

Schedule of Detailed Information About Amounts Recognized In Statements Of Profit Loss Explanatory
	As at December 31,	As at December 31,
	2025	2024
	$ Thousands	$ Thousands

Interest expenses in respect of lease liability	594	872

Total cash outflow for leases	3,837	2,968